Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	¥ 116,148	¥ 107,843	¥ 106,641
Weighted average number of shares	20,475,482,897	20,475,482,897	20,475,482,897
Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	¥ 116,120	¥ 107,843	¥ 106,050
Weighted average number of shares after dilution	20,475,482,897	20,475,482,897	20,475,482,897